Stockholders' Equity and Regulatory Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Kentucky First Federal [Member]
Common Equity Tier 1 capital ratio, Actual Amount	$ 52,638	$ 52,977
Common Equity Tier 1 capital ratio, Actual Ratio	30.00%	31.40%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 7,893	$ 7,597
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 (core) capital ratio, Actual Amount	$ 52,638	$ 52,977
Tier 1 (core) capital ratio, Actual Ratio	30.00%	31.40%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 10,524	$ 10,129
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Total capital ratio, Actual Amount	$ 54,171	$ 54,512
Total capital ratio, Actual Ratio	30.90%	32.30%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 14,032	$ 13,506
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 leverage capital to average assets, Actual Amount	$ 52,638	$ 52,977
Tier 1 leverage capital to average assets, Actual Ratio	18.40%	19.00%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,427	$ 11,183
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
First Federal of Hazard [Member]
Common Equity Tier 1 capital ratio, Actual Amount	$ 18,015	$ 18,035
Common Equity Tier 1 capital ratio, Actual Ratio	46.70%	50.10%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 1,737	$ 1,618
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 2,509	$ 2,338
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 18,015	$ 18,035
Tier 1 (core) capital ratio, Actual Ratio	46.70%	50.10%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,316	$ 2,158
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,087	$ 2,877
Tier 1 (core) capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total capital ratio, Actual Amount	$ 18,498	$ 18,486
Total capital ratio, Actual Ratio	47.90%	51.40%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,087	$ 2,877
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,859	$ 3,597
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 18,015	$ 18,035
Tier 1 leverage capital to average assets, Actual Ratio	26.60%	24.70%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,707	$ 2,927
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,383	$ 3,658
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
First Federal of Kentucky [Member]
Common Equity Tier 1 capital ratio, Actual Amount	$ 30,126	$ 30,448
Common Equity Tier 1 capital ratio, Actual Ratio	25.10%	22.80%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 6,144	$ 6,016
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 8,874	$ 8,689
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 30,126	$ 30,448
Tier 1 (core) capital ratio, Actual Ratio	25.10%	22.80%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,191	$ 8,021
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 10,922	$ 10,694
Tier 1 (core) capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total capital ratio, Actual Amount	$ 31,059	$ 31,412
Total capital ratio, Actual Ratio	22.80%	23.50%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 10,922	$ 10,694
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 13,652	$ 13,368
Total capital ratio, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 30,126	$ 30,448
Tier 1 leverage capital to average assets, Actual Ratio	13.40%	14.20%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,971	$ 8,584
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,214	$ 10,730
Tier 1 leverage capital to average assets, To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%